Convertible Preferred Shares - Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended
	Oct. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) tranche shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Temporary Equity [Line Items]
Number of tranches | tranche					4
Conversion of Preferred Shares into Class A Ordinary Shares upon IPO (in shares) | shares		32,291,470			(32,291,470)
Conversion of convertible preferred shares into Class A ordinary shares upon IPO | $		$ 291,300			$ (291,296)
Series E
Temporary Equity [Line Items]
Issuance of convertible preferred stock (in shares) | shares	2,480,485		1,450,414	2,900,826	1,450,414	2,900,826	2,480,485
Shares issued, price per share (in dollars per share) | $ / shares	$ 19.02		$ 19.02	$ 19.02
Proceeds from issuance of equity | $	$ 47,200			$ 55,200
Proceeds from stock issued | $			$ 27,600		$ 50,519	$ 54,210	$ 42,380
Payments of temporary equity issuance costs | $	$ 1,700		$ 800	$ 1,500	$ 819	$ 1,540	$ 1,733
Series E-1
Temporary Equity [Line Items]
Issuance of convertible preferred stock (in shares) | shares	1,433,142	962,940			962,940
Shares issued, price per share (in dollars per share) | $ / shares	$ 25.20
Proceeds from stock issued | $	$ 1,800				$ 6,489
Common Class A
Temporary Equity [Line Items]
Stock issued, conversion of convertible securities (in shares) | shares		962,940
Common Class B
Temporary Equity [Line Items]
Stock issued, conversion of convertible securities (in shares) | shares		1,925,880